Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Assets
Gross amounts recognized	$ 39,326	$ 34,560
Gross amounts offset in consolidated balance sheet	(25,123)	(23,790)
Net amounts in consolidated balance sheet, asset	14,203	10,770
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(539)	(875)
Net amounts	13,664	9,895
Derivative Liabilities
Gross amounts recognized	37,930	32,047
Gross amounts offset in consolidated balance sheet	(28,851)	(23,548)
Net amounts in consolidated balance sheet, liability	9,079	8,499
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,038)	(875)
Net amounts	8,041	7,624
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	33,700	30,900
Derivative liabilities subject to enforceable master netting arrangements	33,500	28,400
Derivative assets not subject to enforceable master netting arrangements	5,600	3,700
Derivative liabilities not subject to enforceable master netting arrangements	4,400	3,600
Cash collateral receivables not offset against derivatives	6,300	4,800
Cash collateral payables not offset against derivatives	1,400	1,400
Valuation adjustments for derivative assets	231	353
Valuation adjustments for derivative liabilities	100	152
Cash collateral netted against derivative assets	2,900	3,700
Cash collateral netted against derivative liabilities	6,800	3,600
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	24,047	18,435
Gross amounts offset in consolidated balance sheet	(14,878)	(12,029)
Net amounts in consolidated balance sheet, asset	9,169	6,406
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(445)	(80)
Net amounts	$ 8,724	$ 6,326
Percent exchanged in the over the counter market	95.00%	90.00%
Derivative Liabilities
Gross amounts recognized	$ 19,366	$ 16,308
Gross amounts offset in consolidated balance sheet	(16,595)	(13,152)
Net amounts in consolidated balance sheet, liability	2,771	3,156
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(545)	(567)
Net amounts	$ 2,226	$ 2,589
Percent exchanged in the over the counter market	94.00%	92.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	$ 1,421	$ 1,588
Gross amounts offset in consolidated balance sheet	(888)	(849)
Net amounts in consolidated balance sheet, asset	533	739
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(2)	(4)
Net amounts	$ 531	$ 735
Percent exchanged in the over the counter market	80.00%	57.00%
Derivative Liabilities
Gross amounts recognized	$ 1,770	$ 2,336
Gross amounts offset in consolidated balance sheet	(677)	(727)
Net amounts in consolidated balance sheet, liability	1,093	1,609
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(2)	(8)
Net amounts	$ 1,091	$ 1,601
Percent exchanged in the over the counter market	82.00%	85.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	$ 8,536	$ 7,545
Gross amounts offset in consolidated balance sheet	(5,570)	(5,318)
Net amounts in consolidated balance sheet, asset	2,966	2,227
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(69)	(755)
Net amounts	$ 2,897	$ 1,472
Percent exchanged in the over the counter market	65.00%	78.00%
Derivative Liabilities
Gross amounts recognized	$ 10,464	$ 6,010
Gross amounts offset in consolidated balance sheet	(6,647)	(3,877)
Net amounts in consolidated balance sheet, liability	3,817	2,133
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(319)	(110)
Net amounts	$ 3,498	$ 2,023
Percent exchanged in the over the counter market	81.00%	75.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	$ 5,214	$ 6,714
Gross amounts offset in consolidated balance sheet	(3,722)	(5,355)
Net amounts in consolidated balance sheet, asset	1,492	1,359
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(22)	(35)
Net amounts	$ 1,470	$ 1,324
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	$ 6,247	$ 7,113
Gross amounts offset in consolidated balance sheet	(4,866)	(5,522)
Net amounts in consolidated balance sheet, liability	1,381	1,591
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(169)	(188)
Net amounts	$ 1,212	$ 1,403
Percent exchanged in the over the counter market	100.00%	100.00%
Credit contracts protection sold [Member]
Derivative Assets
Gross amounts recognized	$ 12	$ 76
Gross amounts offset in consolidated balance sheet	(9)	(73)
Net amounts in consolidated balance sheet, asset	3	3
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 3	$ 3
Percent exchanged in the over the counter market	84.00%	12.00%
Derivative Liabilities
Gross amounts recognized	$ 65	$ 182
Gross amounts offset in consolidated balance sheet	(60)	(180)
Net amounts in consolidated balance sheet, liability	5	2
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(3)	(2)
Net amounts	$ 2	$ 0
Percent exchanged in the over the counter market	98.00%	67.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	$ 96	$ 202
Gross amounts offset in consolidated balance sheet	(56)	(166)
Net amounts in consolidated balance sheet, asset	40	36
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1)	(1)
Net amounts	$ 39	$ 35
Percent exchanged in the over the counter market	97.00%	78.00%
Derivative Liabilities
Gross amounts recognized	$ 18	$ 98
Gross amounts offset in consolidated balance sheet	(6)	(90)
Net amounts in consolidated balance sheet, liability	12	8
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 12	$ 8
Percent exchanged in the over the counter market	93.00%	11.00%